UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number 811-04704

Primary Trend Fund, Inc.
(Exact name of registrant as specified in charter)

3960 Hillside Drive, Delafield, WI  53018
 (Address of principal executive offices) (Zip code)

Lilli Gust
Arnold Investment Counsel Incorporated
3960 Hillside Drive, Delafield, WI  53018
(Name and address of agent for service)

Registrant's telephone number, including area code: (262) 303-4850

Date of fiscal year end: June 30
Date of reporting period: September 30, 2010

Item 1.  Schedule of Investments.

PORTFOLIO OF INVESTMENTS
As of September 30, 2010 (Unaudited)

The Primary Trend Fund

Shares		Value
	COMMON STOCKS (80.2%)
	CONSUMER DISCRETIONARY (0.9%)
	Hotels, Restaurants & Leisure (0.9%)
30,000	Wendy's/Arby's Group, Inc., Class A	$135,900

	CONSUMER STAPLES (10.9%)
	Beverages (2.3%)
6,000	Coca-Cola Co. (The)	351,120

	Food & Staples Retailing (4.2%)
12,000	Wal-Mart Stores, Inc.	642,240

	Food Products (4.4%)
3,000	Bunge Ltd.	177,480
10,000	Kraft Foods, Inc., Class A	308,600
6,000	Unilever N.V. ADR	179,280
		665,360
	Total Consumer Staples	1,658,720

	ENERGY (7.1%)
	Oil, Gas & Consumable Fuels (7.1%)
10,000	BP PLC ADR	411,700
7,000	ConocoPhillips	402,010
15,000	Valero Energy Corp.	262,650
	Total Energy	1,076,360

	FINANCIALS (10.5%)
	Capital Markets (1.9%)
8,000	Bank of New York Mellon Corp. (The)	209,040
5,000	Charles Schwab Corp. (The)	69,500
		278,540

	Commercial Banks (4.6%)
16,000	U.S. Bancorp	345,920
14,000	Wells Fargo & Co.	351,820
		697,740

	Diversified Financial Services (2.5%)
10,000	JPMorgan Chase & Co.	380,700

	Insurance (1.5%)
10,000	Hartford Financial Services Group, Inc.	229,500
	Total Financials	1,586,480

	HEALTH CARE (17.0%)
	Pharmaceuticals (17.0%)
10,000	Abbott Laboratories	522,400
20,000	Eli Lilly & Co.	730,600
9,000	Johnson & Johnson	557,640

45,000	Pfizer, Inc.	772,650
	Total Health Care	2,583,290

	INDUSTRIALS (3.0%)
	Industrial Conglomerates (3.0%)
28,000	General Electric Co.	455,000

	INFORMATION TECHNOLOGY (13.7%)
	Communications Equipment (4.4%)
12,000	Cisco Systems, Inc.*	262,800
40,000	Nokia Corp. ADR	401,200
		664,000

	Office Electronics (1.0%)
15,000	Xerox Corp.	155,250

	Semiconductors & Semiconductor Equipment (5.1%)
40,000	Intel Corp.	769,200

	Software (3.2%)
20,000	Microsoft Corp.	489,800
	Total Information Technology	2,078,250

	MATERIALS (10.1%)
	Chemicals (2.9%)
10,000	E. I. du Pont de Nemours & Co.	446,200

	Construction Materials (2.4%)
10,000	Vulcan Materials Co.	369,200

	Metals & Mining (4.8%)
45,000	Alcoa, Inc.	544,950
15,000	Harry Winston Diamond Corp.*	174,600
		719,550
	Total Materials	1,534,950

	TELECOMMUNICATION SERVICES (5.0%)
	Diversified Telecommunication Services (3.5%)
16,000	Verizon Communications, Inc.	521,440

	Wireless Telecommunication Services (1.5%)
50,000	Sprint Nextel Corp.*	231,500
	Total Telecommunication Services	752,940

	UTILITIES (2.0%)
	Water Utilities (2.0%)
15,000	Aqua America, Inc.	306,000

	Total Common Stocks
	(Cost $12,382,159)	12,167,890

Principal
Amount
	SHORT-TERM INVESTMENTS (20.6%)
	Variable Rate Demand Notes (20.6%)
$3,121,546	U.S. Bancorp Demand Note, 0.00%(a)	3,121,546

	Total Short-Term Investments
	(Cost $3,121,546)	3,121,546

	TOTAL INVESTMENTS (100.8%)
	(Cost $15,503,705)	15,289,436
	Liabilities less Other Assets (-0.8%)	(114,446)
	NET ASSETS (100.0%)	$15,174,990

* Non-income producing.

(a) Variable rate security; the coupon rate shown represents the rate at September 30, 2010.

ADR - American Depositary Receipt

PLC - Public Limited Company

See notes to portfolio of investments.

NOTES TO PORTFOLIO OF INVESTMENTS
September 30, 2010 (unaudited)

Organization
The Primary Trend Fund, Inc. (the “Fund"), a Wisconsin Corporation, began operations on September 15, 1986. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end diversified investment management company.  The Fund seeks capital growth and income.

Each security, excluding securities with 60 days or less remaining to maturity, is valued at the last sale price, or if no sale is reported, the average of the latest bid and asked prices. Price information on listed stocks is taken from the exchange where the security is primarily traded. Other securities for which market quotations are not readily available are valued under procedures approved by the Board of Directors. Securities with 60 days or less remaining to maturity are valued at amortized cost, which approximates market value.

Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned, and includes amortization of premiums and accretion of discounts. Securities gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Tax Information
At September 30, 2010, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes was as follows:

Cost of investments	$15,503,705
Unrealized appreciation	$878,269
Unrealized depreciation	(1,092,538)
Net depreciation on investments	$(214,269)

Under GAAP, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels and described below:

•
Level 1 – quoted prices for active markets for identical securities.  An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2010:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$ 12,167,890	$ -	$ -	$ 12,167,890
Short-Term Investments	-	3,121,546	-	3,121,546
Total	$ 12,167,890	$ 3,121,546	$ -	$ 15,289,436

*All sub-categories within common stocks as detailed in the Portfolio of Investments represent level 1 evaluation status.

The Fund did not hold any Level 3 securities during the period ended September 30, 2010.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Primary Trend Fund, Inc.

By: (Signature and Title) /s/ Lilli Gust
Lilli Gust
Principal Executive Officer
Date: 11/9/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)  /s/ Lilli Gust
Lilli Gust
Principal Executive Officer
Date:   11/9/10

By: (Signature and Title)   /s/ Lilli Gust
Lilli Gust
Principal Financial Officer
Date:    11/9/10

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)